Consolidated Statements of Cashflows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,033,603)	$ (1,284,275)	$ (3,693,487)	$ (1,131,809)
Adjustments for: Net loss to net cash used in operating activities:
Stock based compensation	84,440	764,076	1,774,965	0
Loss on fair value of warrant derivative liability	23,891
Amortization of debt discount	22,429		34,858
Amortization of intangible asset	101,193	94,844	366,329	273,549
Depreciation	4,223	2,870	13,322	9,746
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	2,581	(9,334)	(4,772)	55,866
Increase in accrued interest	10,985	(8,568)	9,025	12,262
(Decrease) increase accounts payables	(3,523)	18,358	(73,176)	246,409
Net cash used in operating activities	(407,570)	(422,029)	(1,577,936)	(504,223)
Cash flows from investing activities
Purchase of intangible assets	(11,684)	(35,673)	(422,863)	(597,199)
Net cash used in investing activities	(11,684)	(35,673)	(441,493)	(592,446)
Cash flows from financing activities
Repayment of loans payable	(3,322)	(2,558)	(10,792)	(10,294)
Repayment of loans payable - related party	(52,556)	(225,060)	(303,068)	(18,040)
Proceeds from loans payable - related party	19,709		81,162	297,006
Net proceeds from issuance of Series C Preferred stock	421,000
Proceeds from issuance of convertible notes payable	15,000	822,572	2,183,208	403,880
Net cash provided by financing activities	399,831	594,954	1,950,510	912,187
Effects of exchange rate changes on cash	49,948	6,602
Net Change in Cash	30,525	143,854	(33,635)	(198,609)
Cash - Beginning of Period	62,967	96,602	96,602
Cash - End of Period	93,492	240,456	62,967	96,602
Supplemental information:
Cash paid for interest	397,955	4,800	2,848	31,080
Cash paid for taxes
Non-cash investing and financing activities
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt		60,000	60,000
Common stock issued for conversion of Series B Preferred Stock		6,000	6,000
Gain on settlement of debt			(5,000)
Loss on disposal of fixed asset				5,234
Impairment of intangible asset	0	0		9,171
Unrealized loss on investment				15,349
Proceeds from repayments on advances receivable				6,557
Purchase of fixed assets			(18,630)	(1,804)
Proceeds from issuance of pre-merger common stock				239,635
Effects of exchange rate changes on cash			35,284	(14,127)
Cash - Beginning of Year	$ 62,967	$ 96,602	96,602	295,211
Cash - End of Year			62,967	96,602
Original issue discount on convertible notes			104,572
Common stock issued for conversion of debt			$ 70,000	$ 403,880